Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Commitments and contingencies
Schedule of total rent expense incurred under operating leases
For the Years ended March 31,
2017	2016	2015
$22,051	$23,690	$21,565

Schedule of minimal lease payments under non-cancellable operating lease contracts

Minimal lease payments
For the year ended March 31, 2018	$22,395
For the year ended March 31, 2019	17,214
For the year ended March 31, 2020	9,942
For the year ended March 31, 2021	7,952
For the year ended March 31, 2022	2,506

Total	$60,009